Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 SH Guotong USD ($)	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2011 SH Guotong CNY	Dec. 31, 2012 Managed Network Entities USD ($)	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") USD ($)	Dec. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2012 Fastweb International Holdings USD ($)	Dec. 31, 2012 Fastweb International Holdings CNY
Goodwill [Line Items]
Acquisition of goodwill	$ 47,622	296,688	217,436	$ 2,007	12,507	12,507	$ 25,307	157,664	157,664	$ 7,587	47,265	47,265	$ 12,721	79,252